PROPERTY AND EQUIPMENT, NET (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Buildings	$ 1,382,056	$ 1,405,723
Land use rights	315,706	321,112
Plant and machinery	5,351,862	3,282,641
Automobiles	44,229	44,987
Office and computer equipment	191,257	438,843
Property, Plant and Equipment, Gross	7,285,110	5,493,306
Less: Accumulated depreciation and amortization	(2,518,742)	(2,329,241)
Property and equipment, net	$ 4,766,368	$ 3,164,065